BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2025
Disclosure of basis of preparation [Abstract]
BASIS OF PREPARATION
NOTE 2 – BASIS OF PREPARATION

d.	Approval of financial statements

The unaudited condensed consolidated interim financial statements of the Company as of June 30, 2025, and for the three and six months then ended, were approved by the Board of Directors on August 13, 2025, and signed on its behalf by the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer.

The Company’s condensed consolidated interim financial statements as of June 30, 2025 and for the three and six months then ended (the “interim financial statements”) have been prepared in accordance with International Accounting Standard No. 34, “Interim Financial Reporting” (“IAS 34”). These interim financial statements, which are unaudited, do not include all disclosures necessary for a fair presentation of financial position, results of operations, and cash flows in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS®”). The condensed consolidated interim financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2024 and for the year then ended and their accompanying notes, which have been prepared in accordance with IFRS Accounting Standards. The results of operations for the three and six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

The preparation of financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity and expenses, as well as the related disclosures of contingent assets and liabilities, in the process of applying the Company’s accounting policies. These inputs also consider, among other things, the implications of pandemics and wars across the globe (including the Israel-Hamas war) on the Company’s activities, and the resulting effects on critical and significant accounting estimates, most significantly in relation to the value of intangible assets, license revenue recognition and fair value of warrants. In this regard, U.S. and global markets are currently experiencing volatility and disruption following the escalation of geopolitical tensions. As of the date of release of these financial statements, the Company estimates there are no material effects of those geopolitical tensions on its financial position and results of operations.